Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 1,020	$ 1,111
Additions	154	178
Claims paid	(157)	(192)
Currency translation adjustment and other	(98)	(1)
Balance at end of period	$ 919	$ 1,096